FILE NO. 33-75476
                                                            FILE NO. 811-8364

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 7                          /X/
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 9
                 (Check appropriate box or boxes.)

                         BUFFALO BALANCED FUND, INC.
             (Exact name of Registrant as Specified in Charter)
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing  pursuant to paragraph (a)(1)
      / / on March 31,  1999  pursuant  to  paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            FILE NO. 33-87346
                                                            FILE NO. 811-8900

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 7                          /X/
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 9
                 (Check appropriate box or boxes.)

                         BUFFALO EQUITY FUND, INC.
             (Exact name of Registrant as Specified in Charter)
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing  pursuant to paragraph (a)(1)
      / / on March 31,  1999  pursuant  to  paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            FILE NO. 33-87148
                                                            FILE NO. 811-8898

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 7                          /X/
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 9
                 (Check appropriate box or boxes.)

                         BUFFALO HIGH YIELD FUND, INC.
             (Exact name of Registrant as Specified in Charter)
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing  pursuant to paragraph (a)(1)
      / / on March 31,  1999  pursuant  to  paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            FILE NO. 33-87146
                                                            FILE NO. 811-8896

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 7                          /X/
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 9
                 (Check appropriate box or boxes.)

                         BUFFALO USA GLOBAL FUND, INC.
             (Exact name of Registrant as Specified in Charter)
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing  pursuant to paragraph (a)(1)
      / / on March 31,  1999  pursuant  to  paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            FILE NO. 333-40841
                                                            FILE NO. 811-08509

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 2                          /X/
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 3
                 (Check appropriate box or boxes.)

                         BUFFALO SMALL CAP FUND, INC.
             (Exact name of Registrant as Specified in Charter)
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing  pursuant to paragraph (a)(1)
      / / on March 31,  1999  pursuant  to  paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BUFFALO FUNDS SM


Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus
July 31, 1999


Prospectus             July 31, 1999

Buffalo Funds

INVESTMENT ADVISER:
KORNITZER CAPITAL MANAGEMENT, INC.

MANAGED AND DISTRIBUTED BY:
JONES & BABSON, INC.

Table of Contents

                                                                        Page

Information About the Funds
Investment Objectives and Principal Investment Strategies	 	2
Principal Risk Factors                                                  3
Past Performance                                                        5
Fees and Expenses                                                       7
Management and Investment Adviser                                       9
Financial Highlights                                                    10

Information About Investing
How to Purchase Shares                                                  15
How to Redeem Shares                                                    15
Shareholder Services                                                    16
How Share Price is Determined                                           16
Distributions and Taxes                                                 17
Additional Policies About Transactions                                  18
Conducting Business with the Buffalo Funds                              20




Investment Objectives and Principal Investment Strategies

The investment objectives for the Buffalo Balanced, Buffalo Equity, Buffalo Small Cap and Buffalo USA Global Funds are long-term growth of capital. In addition, the Buffalo Balanced Fund also seeks to produce high current income. The investment objective for the Buffalo High Yield Fund emphasizes high current income with long-term growth of capital as a secondary objective.

To pursue their investment objectives, the Funds intend to primarily invest as described below:

Buffalo Balanced Fund - in common stocks, convertible bonds and convertible preferred stocks and corporate fixed income securities, many of which can be high-yielding securities.

Buffalo Equity Fund - in common stocks of large capitalization companies most of which are listed on the New York Stock Exchange.

Buffalo High Yield Fund - in high yielding fixed income securities.

Buffalo Small Cap Fund - in equity securities issued by small capitalization companies.

Buffalo USA Global Fund - in common stocks of companies based in the United States that receive greater than 40% of their revenues or income from global sales and operations.

Each Fund's principal investment strategies are described below:

Buffalo Balanced Fund invests in a combination of common stocks, high yield corporate bonds and high yield convertible securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the adviser's view of economic conditions and underlying security values. Usually, the adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in fixed-income securities.

Buffalo Equity Fund invests in companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis.

Buffalo High Yield Fund uses extensive fundamental research to identify potential fixed income investment opportunities among lower-rated, high yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5) responsiveness to changes in interest rates and business conditions.

Buffalo Small Cap Fund targets a mix of "value"and "growth"companies with average market caps of $1 billion or less.

Buffalo USA Global Fund invests in equity securities that have above average opportunities for appreciation issued by companies in a broad array of industries. The focus is on U.S. based companies that receive greater than 40% of their revenues or income from international operations measured by the preceding four completed quarters of business or the respective company's most recently completed fiscal year.

The Funds intend to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds may respond to adverse market, economic, political or other considerations by investing up to 100% of their assets in bonds or other defensive investments for temporary investment purposes. During those times, the Funds will not be able to pursue their investment objectives and, instead, will focus on preserving your investment. The objectives and policies that determine how the Funds are managed as described above can only be changed with the corresponding Fund's shareholder's approval.


Principal Risk Factors

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds (except Buffalo High Yield Fund) are normally invested in common stocks, the value of these Funds will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them, such as Buffalo Small Cap Fund. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. While the Funds cannot eliminate these risks, the Funds' Investment Adviser tries to minimize risk by diversifying.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Funds want to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time. The Funds try to minimize this risk by investing in stocks that are readily bought and sold.

The yields and principle values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Buffalo Balanced and Buffalo High Yield Funds invest in lower-rated, high yielding bonds
(so-called "junk bonds"). These bonds have a greater degree of default risk than higher rated bonds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than higher rated bonds.

International investing poses additional risks such as currency fluctuation and political instability. However, Buffalo USA Global Fund limits these risks by investing only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. Also, the Fund's Investment Adviser is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue that may affect companies whose securities may be purchased by the Funds. However, there is no assurance that these steps will completely protect the Funds from being affected.

Past Performance

The tables below and on the following page provide an indication of the risks of investing in the Funds. The tables on the left side show changes in the total returns generated by the respective Fund for each calendar year. The tables on the right show how each Fund's average annual returns for certain periods compare with those of a relevant, widely recognized benchmark. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how a Fund will perform in the future. No information is provided for the Buffalo Small Cap Fund, since that Fund has not been in operation for a full calendar year.
Market Capitalization: How much a company is considered to be worth.
It equals the number
of outstanding shares times the share price. Large capitalization companies are those in excess of $1 billion while small cap companies are valued under that figure.


Diversifying: A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.


Default risk: The possibility that the issuer will fail to make timely payments of principal or interest to the Funds.

GRAPH - Buffalo Balanced Fund
Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through March 31, 1999) = -1.5%
Best Quarter Ended September 30, 1997 = 9.7%
Worst Quarter Ended September 30, 1998 = -12.5%


Average Annual Total Return as of December 31, 1998
                                                       1 Year  Since Inception*
Buffalo Balanced Fund                                  (2.8%)  10.6%
S&P 500 Index and Merrill Lynch Bond
Fund Index Weighted Average                            17.0%   19.2%
Lipper Balanced Fund Index                             15.1%   16.3%
*Buffalo Balanced commenced operations in August 1994.

GRAPH - Buffalo Equity Fund
Annual Total Return as of December 31 of Each Year
Year-to-Date Return (through March 31, 1999) = 0.5%
Best Quarter Ended December 31, 1998 = 19.7%
Worst Quarter Ended September 30, 1998 = -15.7%


Average Annual Total Return as of December 31, 1998
                                                       1 Year  Since Inception*
Buffalo Equity Fund                                    10.7%   24.2%
S&P 500 Index                                          28.7%   26.4%
Lipper Capital Appreciation Fund Index                 20.0%   20.2%
*Buffalo Equity commenced operations in May 1995.

GRAPH - Buffalo High Yield Fund
Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through March 31, 1999 = -1.3%
Best Quarter Ended June 30, 1997 = 7.3%
Worst Quarter Ended September 30, 1998 = -8.2%


Average Annual Total Return as of December 31, 1998
                                                       1 Year  Since Inception*
Buffalo High Yield Fund                                (5.3%)  10.7%
Merrill Lynch High Yield Bond Index                     3.7%    9.7%
Lipper High Yield Fund Index                           (0.1%)  9.0%
*Buffalo High Yield commenced operations in May 1995.


GRAPH - Buffalo USA Global Fund
Annual Total Return as of December 31 of Each Year
Year-to-Date Return (through March 31, 1999) = -0.3%
Best Quarter Ended September 30, 1996 = 19.7%
Worst Quarter Ended September 30, 1998 = -13.0%



Average Annual Total Return as of December 31, 1998
                                                       1 Year  Since Inception*
Buffalo High Yield Fund                                7.9%    20.4%
S&P 500 Index                                          28.7%   26.4%
Lipper Capital Appreciation
        Fund Index                                     20.0%   20.2%

*Buffalo USA Global commenced operations in May 1995.


Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

                             Buffalo  Buffalo Buffalo    Buffalo   Buffalo
                             Balanced Equity  High Yield Small Cap USA Global
                             Fund     Fund    Fund       Fund      Fund
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases       None     None    None       None      None
 Maximum Deferred Sales
  Charge (Load)              None     None    None       None      None
 Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends                  None     None    None       None      None
 Redemption Fee              None*    None*   None*      None*     None*
 Exchange Fee                None     None    None       None      None
*A $10 fee is imposed for redemptions by wire.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
 Management Fees             1.00%    1.00%   1.00%      1.00%     1.00%
 Distribution
   (12b-1) fees              None     None    None       None      None
 Other Expenses              .04%     .06%    .05%       .02%      .05%
 Total Annual Fund
   Operating Expenses        1.04%    1.06%   1.05%      1.02%     1.05%


Examples
The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years 5 Years 10 Years
Buffalo Balanced Fund	$106	$331	$574	$1,271
Buffalo Equity Fund	$108	$337	$585	$1,294
Buffalo High Yield Fund	$107	$334	$579	$1,283
Buffalo Small Cap Fund 	$104	$325	$563	$1,248
Buffalo USA Global Fund	$107	$334	$579	$1,283


Management and Investment Adviser

Jones & Babson, Inc. was founded in 1959. It organized the Funds in 1994 (except Buffalo Small Cap Fund, organized in 1997) and it acts as the Funds' manager and principal underwriter. As Manager, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds with the Securities and Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management, Inc. as its investment adviser to assist in the investment advisory function for the Funds. Kornitzer Capital Management, Inc. is an independent investment advisory firm founded in 1989. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Funds to maintain an extensive duplicate staff. The Buffalo Funds are managed by a team of four individuals. John Kornitzer has over 28 years of investment experience. He managed money at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. Kent Gasaway is a Chartered Financial Analyst with 17 years of research and management experience. He holds a BS in Business Administration from Kansas State University. Tom Laming is an experienced aerospace engineer and research analyst. He holds a BS in Physics from the University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University. Bob Male is a chartered Financial Analyst with more than 10 years of investment research experience. He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University.

For its services, each Fund pays Jones & Babson, Inc. a fee at the annual rate of one percent (1.00%) of the Fund's average daily net assets. The Management Agreement limits the liability of the Manager or its Investment Adviser, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Jones & Babson, Inc. also serves as transfer agent and principal underwriter for the Funds. Jones & Babson is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306 and Kornitzer Capital
Management is located at 7715 Shawnee Mission Parkway, Shawnee Mission,
KS 66202.




Financial Highlights

The financial highlights tables are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


Buffalo Balanced Fund, Inc.
                                                              August 12, 1994
                                Years Ended March 31,         (Inception Date)
                                1999    1998    1997    1996  to March 31,1995*
Net asset value, beginning
of period                      $11.50  $10.57  $10.70  $10.06 $10.07

Income (loss) from investment operations:
  Net investment income           .66     .65     .72     .65   .32
    Net gains (losses)
    on securities
    (both realized and
    unrealized)                 (1.86)   1.84     .69    1.07  (.03)
  Total from investment
    operations                  (1.20)   2.49    1.41    1.72   .29

  Less distributions:
    Dividends (from net
    investment income)          ( .66)  ( .65)  ( .71)  ( .68) ( .30)
    Distributions
    (from capital gains)        ( .77)  ( .91)  ( .83)  ( .40)    -
  Total distributions           (1.43)  (1.56)  (1.54)  (1.08) ( .30)
Net asset value, end
of period                      $ 8.87  $11.50  $10.57  $10.70 $10.06

Total return                   (10.49%) 24.76%  13.22%  17.87%  2.91%


Ratios/Supplemental Data
Net assets, end of year
  (in millions)                $   40  $   55  $   44  $   50 $   38
Ratio of expenses to
  average net assets             1.04%   1.04%   1.05%   1.11%  1.06%
Ratio of net income
  to average net assets          6.19%   5.61%   6.20%   6.27%  8.89%
Portfolio turnover rate            57%     61%     56%     61%    33%


*Ratios for this initial period of operations are annualized, except total return.
The Fund was capitalized on June 6, 1994 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on August 12, 1994, at which time net asset value was $10.07 per share.



Buffalo Equity Fund, Inc.
                                                             May 19, 1995
                                    Years Ended March 31,   (Inception Date)
                                    1999    1998    1997     to March 31, 1996*
Net asset value, beginning of
  period                           $16.94  $13.93  $12.36   $10.14

  Income (loss) from investment
  operations:
    Net investment income (loss)      .04     .08     .15      .21
    Net gains on securities
    (both realized and unrealized)    .40    4.85    2.51     2.72
  Total from investment operations    .44    4.93    2.66     2.93

  Less distributions:
    Dividends (from net
    investment income)              ( .05)  ( .10)  ( .10)   ( .20)
    Distributions (from capital
    gains)                          ( .38)  (1.82)  ( .99)   ( .51)
  Total distributions               ( .43)  (1.92)  (1.09)   ( .71)
Net asset value, end of period     $16.95  $16.94  $13.93   $12.36

Total return                         2.73%  36.97%  21.23%   29.11%


Ratios/Supplemental Data
Net assets, end of year
  (in millions)                    $   32  $   35  $   20   $    6
Ratio of expenses to
  average net assets                 1.06%   1.09%   1.16%    1.06%
Ratio of net income to
  average net assets                  .27%    .56%   1.35%    2.55%
Portfolio turnover rate                83%     93%    123%      63%


*Ratios for this initial period of operations are annualized, except total return.
The Fund was capitalized on February 13, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 19, 1995, at which time net asset value was $10.14 per share.



Buffalo High Yield Fund, Inc.
                                                             May 19, 1995
                                    Years Ended March 31,   (Inception Date)
                                    1999    1998    1997     to March 31, 1996*
Net asset value, beginning of
  period                           $12.83  $11.73  $11.15   $10.14

  Income (loss) from investment operations:
    Net investment income (loss)      .93     .79     .82      .53
    Net gains on securities
    (both realized and unrealized)  (2.18)   1.35     .71     1.14
  Total from investment operations  (1.25)   2.14    1.53     1.67

  Less distributions:
    Dividends (from net
    investment income)              ( .76)  ( .80)  ( .80)   ( .53)
    Distributions (from capital
    gains)                          ( .08)  ( .24)  ( .15)   ( .13)
  Total distributions               ( .84)  (1.04)  ( .95)   ( .66)
Net asset value, end of period     $10.74  $12.83  $11.73   $11.15

Total return                       ( 9.92%) 18.63%  14.02%   16.67%


Ratios/Supplemental Data
Net assets, end of year
  (in millions)                    $   58  $   71  $   20   $    7
Ratio of expenses to
  average net assets                 1.05%   1.03%   1.13%    1.03%
Ratio of net income to
  average net assets                 7.76%   6.43%   7.63%    7.40%
Portfolio turnover rate                30%     24%     39%      25%


*Ratios for this initial period of operations are annualized, except total return.
The Fund was capitalized on February 13, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 19, 1995, at which time net asset value was $10.14 per share.


Buffalo Small Cap Fund, Inc.
						April 14, 1998
						(Inception Date)
                                                to March 31, 1999*
Net asset value, beginning of period		$	10.00

  Income (loss) from investment operations:
    Net investment income (loss)                          .04
    Net gains or losses on securities
    (both realized and unrealized)                     (  .51)
  Total from investment operations                     (  .47)

  Less distributions:
    Dividends (from net investment income)             (  .04)
    Distributions (from capital gains)                      -
  Total distributions                                  (  .04)
Net asset value, end of period                  $        9.49

Total return                                           ( 4.69%)


Ratios/Supplemental Data
Net assets, end of period (in millions)         $          13
Ratio of expenses to average net assets                  1.02%
Ratio of net income to average net assets                 .59%
Portfolio turnover rate                                    34%


*Ratios for this initial period of operations are annualized, except total return.
The Fund was capitalized on January 12, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on April 14, 1998, at which time net asset value was $10.00 per share.


Buffalo USA Global Fund, Inc.
                                                             May 19, 1995
                                    Years Ended March 31,   (Inception Date)
                                    1999    1998    1997     to March 31, 1996*
Net asset value, beginning of
  period                           $17.29  $14.10  $11.36   $10.14

  Income (loss) from investment operations:
    Net investment income (loss)      .06     .07     .08      .15
    Net gains on securities
    (both realized and unrealized)  ( .51)   4.20    3.32     1.61
  Total from investment operations  ( .45)   4.27    3.40     1.76

  Less distributions:
    Dividends (from net investment
    income)                         ( .06)  ( .06)  ( .05)   ( .15)
    Distributions (from capital
    gains)                          ( .51)  (1.02)  ( .61)   ( .39)
  Total distributions               ( .57)  (1.08)  ( .66)   ( .54)
Net asset value, end of period     $16.27  $17.29  $14.10   $11.36

Total return                        (2.52%) 31.33%  29.87%   17.49%


Ratios/Supplemental Data
Net assets, end of year
  (in millions)                    $   35  $   45  $   27    $   5
Ratio of expenses to
  average net assets                 1.05%   1.09%   1.13%    1.06%
Ratio of net income to
  average net assets                  .34%    .47%    .79%    1.94%
Portfolio turnover rate                42%     64%     88%     123%


*Ratios for this initial period of operations are annualized, except total return.
The Fund was capitalized on February 13, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 19, 1995, at which time net asset value was $10.14 per share.



How to Purchase Shares

No Load Funds
 There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 20 for details)
 By phone, mail or wire
 Through Automatic Monthly Investments
 Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
 $2,500 (unless Automatic Monthly)
 $250 for IRA and Uniform Transfer (Gift) to Minors accounts
 $100 with an Automatic Monthly Investment Plan
 $1,000 for exchanges from a Babson Money Market or another Buffalo
Fund

Minimum Additional Investment
 $100 by mail
 $1,000 by wire or telephone (ACH)
 $100 for Automatic Monthly Investments
 $1,000 for exchanges from a Babson Money Market or Buffalo Fund

Minimum Account Size
You must maintain a minimum account value equal to the current minimum initial investment (usually $2,500). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

 any amount for redemptions requested by mail or telegraph
 $1,000 or more for redemptions wired to your account ($10 fee)
 $50 or more for redemptions by a systematic redemption plan (there may be a fee)
 $1,000 or more for exchanges to another fund
 $100 or more for redemptions by automatic monthly exchange to another fund
 $100 or more via ACH; there is no fee but funds may take 4 days to reach your account


Shareholder Services

The following services are also available to shareholders. Please call 1-800-49-BUFFALO (1-800-492-8332) for more information:

 Uniform Transfers (Gifts) to Minors accounts
 Accounts for corporations or partnerships
 Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
 Prototype Retirement Plans for the self-employed, partnerships and corporations
 Traditional IRA accounts
 Roth IRA accounts
 Simplified Employee Pensions (SEPs)

How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading). The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the respective Board of Directors.


Distributions and Taxes

The Buffalo Balanced Fund and Buffalo High Yield Fund pay distributions from net investment income quarterly, usually in March, June, September and December. The Buffalo Equity Fund and Buffalo USA Global Fund pay distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the Buffalo Balanced Fund annually on or before December 31 and by the Buffalo High Yield Fund, Buffalo Equity Fund and Buffalo USA Global Fund semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. We automatically reinvest all dividends under $10.00 in additional shares of the Fund. There are no fees or sales charges on reinvestments.

Tax Considerations - In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund or a Babson Money Market Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding - By law, the Funds must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the Funds to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Additional Policies About Transactions

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.
 A redemption check mailed to an address that has been changed within the last 30 days.
 A redemption for $10,000 or more in writing.
 A change in account registration or redemption instructions.


Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Buffalo Fund or Babson Money Market Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.


Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Funds are not liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.


Conducting Business with the Buffalo Funds

BY PHONE

1-800-49-BUFFALO
(1-800-492-8332)
in the Kansas City area 751-5900

You must authorize each type of
telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.


You may make investments ($1,000 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.
Availability of this service is subject to approval by the Funds and participating banks.



You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Buffalo Fund or a Babson Money Market Fund. The shares being exchanged must have been held in open account for 15 days or more.

By Mail

Initial Purchases
and all Redemptions:
The Buffalo Fund Group
P.O. Box 419757
Kansas City, MO 64141-6757
Subsequent Purchases:
The Buffalo Fund Group
P.O. Box 419779
Kansas City, MO 64141-6779

Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.


Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).


In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.


In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Buffalo or Babson Money Market Fund into which the amount is being transferred.


By Wire


UMB Bank, n.a.,
Kansas City, Missouri,
	ABA#101000695
For Buffalo ________________________ Fund
	AC=9870595095
OBI = (your account number and
   	account name)

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.


Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.


Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.




THROUGH AUTOMATIC TRANSACTION PLANS


You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

Not applicable.




Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($100 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Buffalo Fund or a Babson Money Market Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.







Buffalo Mutual Funds

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund


Additional Information
The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

P.O. Box 419757
Kansas City, MO 64141-6757

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

PART B

BUFFALO BALANCED FUND, INC.
BUFFALO EQUITY FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
BUFFALO SMALL CAP FUND, INC.
BUFFALO USA GLOBAL FUND, INC.


STATEMENT OF ADDITIONAL INFORMATION

July 31, 1999

This Statement is not a Prospectus but
should be read in conjunction with the current
Prospectus of the Funds' dated July 31, 1999. To obtain the Prospectus or any Annual or Semi-
Annual Report to shareholders, please call the Fund toll-free at 1-800-49 - Buffalo (1-800-492-
8332), or in the Kansas City area 751-5900.

TABLE OF CONTENTS
                                                               Page
Introduction                                                    2
Information About the Funds' Investments                        2
Objectives and Principal Investment Strategies                  2
Risk Factors                                                    4
Fundamental Investment Policies and Restrictions                6
Non-Fundamental Investment Policies and Restrictions            8
Fund Transactions                                               9
Performance Measures                                            10
Total Return                                                    10
Performance Comparisons                                         11
Purchasing and Selling Shares                                   11
Purchases                                                       11
Sales (Redemptions)                                             12
Signature Guarantees                                            13
How Share Price Is Determined                                   13
Additional Purchase and Redemption Policies                     13
Management of the Company and Funds                             14
Directors and Officers                                          14
Compensation                                                    15
Manager and Investment Adviser                                  16
Custodian                                                       17
Independent Auditors                                            17
Distributions and Taxes                                         17
Financial Statements                                            18
General Information and History                                 18
Appendix-Credit Ratings                                         19



INTRODUCTION

Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund (hereafter, the "Funds") are each an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). This classification means that the assets of the Funds are invested in a diversified portfolio of securities and the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectus).

This Statement of Additional Information supplements the information contained in the Prospectus of the Funds.

INFORMATION ABOUT THE FUNDS' INVESTMENTS

Objectives and Principle Investment Strategies.   Each Fund's
objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.


Buffalo Balanced Fund - seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

It is expected that the majority of common stocks purchased by the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion. It is not the manager's intention to make wide use of Nasdaq-listed, smaller capitalization common stocks (capitalization of less than $1 billion). The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The manager expects that generally these securities may be rated below investment grade (BBB) or its equivalent by the major rating agencies.

Securities rated below Baa by Moody's or BBB by Standard & Poor's are commonly known as junk bonds and are considered to be high risk.
Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B or are unrated. The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's or Standard & Poor's. Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only at the Fund adviser's discretion. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a B rating by Moody's or Standard & Poor's. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "Risk Factors Applicable to High Yielding Debt Securities.")

Buffalo Equity Fund - seeks long-term capital growth by investing primarily in common stocks. Realization of dividend income is a secondary consideration. Buffalo Equity Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. The Fund will invest at least 65% of its assets in common stocks under normal circumstances.

Buffalo High Yield Fund - primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in fixed income securities, without restriction, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held in the Fund.

The Fund may invest up to 100% of its assets in fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade by the major rating agencies or, if unrated, are in the opinion of the manager of similar quality. Securities rated Baa and below by Moody's or BBB and below by Standard & Poor's are commonly known as "junk bonds" and are considered to be high risk (see "Risk Factors Applicable to High Yielding Debt Securities"). Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependant on the Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are in the opinion of the manager of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation. The lowest rating that may be held in the Fund is D, or that of defaulted securities. The Fund will not purchase obligations that are in default, but may hold in the portfolio securities that go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the investment manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 65% of the Fund's total assets will always be invested in fixed income securities and that a maximum of 10% of its total assets will be invested in equity securities. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less.

Sometimes the manager may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the manager may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Use of a defensive posture by the Fund's manager may involve a reduction in the yield on the Fund's portfolio.

Buffalo Small Cap Fund - seeks long-term capital growth by investing primarily in equity securities of small companies. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock. The Buffalo Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries. The Fund invests at least 65% of its total assets in equity securities of small companies, during normal market conditions.

Buffalo USA Global Fund - seeks capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or income from international operations; measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. At least 65% of the value of the Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States-based companies as described above. The Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest in a majority of its assets in common stocks listed on the New York Stock Exchange.

The Funds' investments are selected by Kornitzer Capital Management,
Inc.

Cash Management.   For purposes including, but not limited to, meeting
redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short term debt obligations readily changeable into cash. In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary or
emergency purposes.   Such high quality, short-term obligations
include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's Investment Service, Inc. (Moody's) and Standard & Poor's Corporation.

Repurchase Agreements.   The Funds may invest in issues of the United
States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of the Funds.

Covered Call Options. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.") Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Money Market Securities. Investments by the Funds in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

Asset-Backed Securities. The Buffalo High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

ADRs. Buffalo Equity Fund and Buffalo Small Cap Fund may gain international exposure through investing in American Depository Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities. The Funds do not intend to invest directly in foreign securities or foreign currencies. (See "Risk Factors Applicable to ADRs.")

RISK FACTORS

Risk Factors Applicable to High Yielding Securities.   Buffalo Balanced
Fund and Buffalo High Yield Fund invest in high-yielding, high-risk debt securities (so-called "junk bonds"). These lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high- yield/high-risk bonds.

Credit quality of lower-rated securities can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.

The Funds are also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk as defined above. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

Risk Factors Applicable to Small Capitalization Securities.
Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Investment in such smaller company may securities involve greater price volatility than securities of larger, more established companies Therefore, an investment in the Buffalo Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Risk Factors Applicable to ADRs. Up to 25% of Buffalo Equity Funds' and Buffalo Small Cap Funds' total assets may be invested in ADRs. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

Risk Factors Applicable to Covered Call Options. Each of the Buffalo Funds may engage in covered call option transactions as described herein. Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.
In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable to Repurchase Agreements. The Funds may enter into repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Fundamental Investment Policies and Restrictions.   The following
policies have been adopted by the Funds, except Buffalo Small Cap Fund, and are fundamental. (Fundamental policies for buffalo Small Cap Fund follow). These policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the respective
Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Buffalo Balanced Fund, Buffalo Equity Fund, Buffalo High Yield Fund and Buffalo USA Global Growth Fund will not:

(1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase
    (a) the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Funds' total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities
    (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;
(3) underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);
(4) make loans to any of its officers, directors or employees, or to its manager, general distributor or officers or directors thereof;
(5) make any loan (the purchase of a security subject tot a repurchase agreement or the purchase of a portion of and issue of publicly distributed debt securities is not considered the making of a loan);
(6) invest in companies for the purpose of exercising control of management;
(7) purchase securities on margin, or sell securities short,, except that the Fund may write covered call options;
(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors have not had at least three years' continuous operations;
(10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest;
(11) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;
(12) make itself or its assets liable for the indebtedness of others;
(13) invest in securities which are assessable or involve unlimited liability;
(14) purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
    (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; or
(15) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of such company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company.

Buffalo Small Cap Fund Fundamental Policies. The following policies have been adopted by the Buffalo Small Cap Fund, and are fundamental. These policies cannot be changed without the approval of a "majority of the outstanding voting securities" of the respective Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Buffalo Small Cap will  not:

(1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Funds' total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;
(3) underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of
    1933);
(4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);
(5) purchase securities on margin, or sell securities short,, except that the Fund may write covered call options;
(6) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;
(5) purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
    (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Investment Policies and Restrictions.   In addition to
the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Funds (except Buffalo Small Cap) will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval. (Buffalo Small Cap non-fundamental policies follow.)

Diversification. The Funds are classified as a diversified investment company. Therefore, the Funds may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities of any one issuer. The Fund may not change its classification from diversified to non-diversified without shareholder approval.

Other Investment Companies. The Fund is permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Buffalo Small Cap Fund Non-fundamental Policies. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, Buffalo Small Cap Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval. Buffalo Small Cap Fund will not:

(1) invest in companies for the purpose of exercising control of management;
(2) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors have not had at least three years' continuous operations; or
(4) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest.

Fund Transactions. Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc. pursuant to recommendations by Kornitzer Capital Management, Inc. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. Following is information on the amount of brokerage commissions paid by the Funds' during the periods indicated:




                                Fiscal Year Ended          Fiscal Year Ended
Name of Fund                     March 31, 1998              March 31, 1999


Buffalo Balanced Fund               $37,424                      $42,771
Buffalo Equity Fund                 $56,215                      $52,763
Buffalo High Yield Fund             $4,997                       $3,904
Buffalo Small Cap Fund                N/A                        $35,033
Buffalo USA Global Fund             $51,897                      $25,317


The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction. Portfolio turnover ratios for the Funds are as follows:


                                   Fiscal Year Ended       Fiscal Year Ended
Name of Fund                        March 31, 1998           March 31, 1999

Buffalo Balanced Fund                   61%                        57%
Buffalo Equity Fund                     93%                        83%
Buffalo High Yield Fund                 24%                        30%
Buffalo Small Cap Fund                  N/A                        34%
Buffalo USA Global Fund                 64%                        42%


The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms which are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and Jones & Babson, Inc.

Since the Funds do not market their shares through intermediary brokers and dealers, it is not the Funds' practice to allocate brokerage or principle business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds' manager and its investment counsel in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of the shareholders, the Funds may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of each Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n	=	ERV

Where:	P	=	a  hypothetical initial payment
                        of $1000

	T	=	average annual total return

	n	=	number of years

	ERV	=	Ending Redeemable Value of a hypothetical $1000
                        payment made at the beginning of the 1, 5 or 10 year
                        (or other) periods at the end of the 1, 5 or 10 year
                        (or other) periods (or fractional portions thereof).

From time to time, Buffalo Balanced Fund and Buffalo High Yield Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.


The SEC standardized yield formula is as follows:

	Yield    =    2[(a-b+1) - 1]
			cd

	Where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period.


Performance Comparisons. In advertisements or in reports to shareholders, a Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Russell 2000 Index, a small company stock index, or the Consumer Price Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.



The table below shows the average total return for each of the Funds for the specified periods.



                   BALANCED      EQUITY      HIGH        USA       SMALL CAP
                     FUND         FUND       YIELD      GLOBAL       FUND
                                             FUND        FUND
For the year
4/1/98 - 3/31/99    -10.49%       2.73%      -9.92%      2.52%       N/A


From beginning
of operations to      9.66%      22.64%       9.52%      18.90%     -4.69
3/31/99*

*	Buffalo Balanced Fund began operation on August 12, 1994; Buffalo
Equity Fund, Buffalo High Yield Fund, and Buffalo USA Global Fund each began operation on May 19, 1995. Buffalo Small Cap Fund began operation on April 14, 1998



PURCHASING AND SELLING SHARES

Purchases. We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January.
By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.

Signature Guarantees. Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $10,000 or more by mail or changes in share registration, except as provided in the Prospectus. Signature guarantees must appear together with the signature(s) of the registered owner(s) on:

(1) a written request for redemption in excess of $10,000;

(2) a separate instrument of assignment, which should specify the
    total number of shares to be redeemed     (this "stock power" may be
    obtained from the Funds or from most banks or stock brokers); or

(3) all stock certificates tendered for redemption.

(4) requests for redemptions checks to be sent to a different payee, bank or address then we have on file.


How Share Price is Determined. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which no purchase or redemption order is received by the Funds; and customary holidays.

The Funds do not compute their net asset value on the following customary holidays:

New Year's Day                          January 1
Martin Luther King Jr. Day		Third Monday in January
Presidents' Holiday                     Third Monday in February
Good Friday                             Friday before Easter
Memorial Day                            Last Monday in May
Independence Day                        July 4
Labor Day                               First  Monday in September
Thanksgiving Day                        Fourth Thursday in November
Christmas Day                           December 25


Additional Purchase and Redemption Policies.  We reserve the right to:

Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.

Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and its investors.

Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.

Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.

Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.


MANAGEMENT OF THE COMPANY AND FUNDS

Directors and Officers . The officers of the Funds manage their day-to-day operations. The Funds' manager and its officers are subject to the supervision and control of the Board of Directors.

The following table lists the officers and directors of the Fund and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*Larry D. Armel (57), President and Director. President and Director, Jones & Babson, Inc. and of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Director, AFBA Five Star Fund, Inc.

*Kent W. Gasaway (39), Director. Senior Vice President, Kornitzer Capital management, Inc., KCM Building, Shawnee Mission, Kansas 66202. Director, of each of the five investment companies within the Buffalo Group of Mutual Funds; formerly Assistant Vice President, Waddell & Reed, Inc.

*Stephen S. Soden (54), Director. President BMA Financial Services. Chairman and Director, Jones & Babson, Inc.; Director, of each of the five investment companies within the Buffalo Group of Mutual Funds.


* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.


Thomas C. Case (58), Director. Retired, 3485 Paydirt Dr., Placerville, CA 95667. Director, of each of the five investment companies within the Buffalo Group of Mutual Funds; formerly President and Chief Executive Officer, the Frankona American Companies.

Francis C. Rood (65), Director. Retired, 73-395 Agave Lane, Palm Desert, California 92260-6653. Formerly Vice President of Finance, Hallmark Cards, Inc.; Director of each of the Babson Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

William H. Russell (76), Director. Financial Consultant, 645 West 67th Street, Kansas City, Missouri 64113; previously Vice President, Sprint; Director of each of the Babson Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

H. David Rybolt (57), Director. Consultant, HDR Associates, P.O. Box 2468, Shawnee Mission, Kansas 66201; Director of each of the Babson Funds, (except the Babson-Stewart Ivory International Fund, Inc.) Buffalo Funds and the Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

P. Bradley Adams (39), Vice President and Treasurer. Vice President and Treasurer, Jones & Babson, Inc., and of each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (38), Vice President and Chief Compliance Officer. Chief Compliance Officer, Jones & Babson, Inc.; Vice President and Chief Compliance Officer of the nine investment companies within the Babson Mutual Fund Group; Vice President and Chief Compliance Officer of the nine investment companies within the UMB Scout Funds group; Vice President and Chief Compliance Officer of the five investment companies within the Buffalo Group of Mutual Funds; Vice President and Chief Compliance Officer, AFBA Five Star Fund, Inc. Mr. Cooke joined Jones & Babson in March 1998 and previously was Director of Compliance at American Century Companies.

Martin A. Cramer (49), Vice President and Secretary. Vice President and Secretary, Jones & Babson, Inc., and of each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

Rhonda L. Grimes (39), Vice President. Control and Technology Integration, Vice President and Director, Jones & Babson, Inc.; Vice President of the nine investment companies within the Babson Mutual Fund Group; Vice President of the nine investment companies within the UMB Scout Funds group; Vice President of the five investment companies within the Buffalo Group of Mutual Funds; Vice President, AFBA Five Star Fund, Inc. Ms. Grimes joined Jones and Babson in December 1998 and previously was Client Services Manager at DST Systems.

Constance E. Martin (37), Vice President. Assistant Vice President, Jones & Babson, Inc.; Vice President of each of the Babson Funds, UMB Scout Funds and Buffalo Funds.

Compensation

None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement

Messrs. Case, Rood, Russell & Rybolt have no financial interest in, nor are they affiliated with either Jones & Babson, Inc. or Kornitzer Capital Management, Inc.

The officers and directors of each of the Funds as a group own less than 1% of the Funds.



                                Compensation Table

                                 Pension or                      Total
                                 Retirement                      Compensation
                  Aggregate      Benefits      Estimated         From
                  Compensation   Accrued as    Annual Benefits   All Buffalo
                  From Each      Part of Fund  Upon              Funds Paid to
                  Fund           Expenses      Retirement        Directors**

Name of Director

Larry D. Armel*       --            --              --                --
Kent W. Gasaway*      --            --              --                --
Thomas S. Case      $5,500          --              --              $5,500
Stephen S. Soden*     --            --              --                --
Francis C. Rood     $5,500          --              --              $5,500
William H. Russell  $5,500          --              --              $5,500
H. David Rybolt     $5,500          --              --              $5,500


* As "interested directors," Messrs. Armel, Gasaway and Soden receive no compensation for their services as directors.

**The amounts reported in this column reflect the total compensation paid to each director for his services as a director of five Buffalo Funds during the fiscal year ended March 31, 1999. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

Manager and Investment Adviser.    Jones & Babson, Inc. serves as Manager,
Underwriter, Transfer Agent, Fund Accounting Agent and Distributor for the five funds in the Buffalo Group of Mutual Funds. As part of the Management Agreements between Jones & Babson, Inc., and Buffalo Balanced Fund, Inc, Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc., Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management, Inc. as its investment adviser.

As compensation for all the foregoing services, the Funds pay Jones & Babson, Inc. a fee at the annual rate of one percent (1%) of average daily net assets from which Jones & Babson, Inc. pays Kornitzer Capital Management, Inc. a fee of 50/100 of 1% (.50%) of average daily net assets. Both fees are computed daily; the fee to Jones & Babson, Inc. is paid semimonthly, and the fee to Kornitzer Capital Management, Inc. is paid monthly.

According to the Management Agreement, Jones & Babson received the following investment advisory fees:


                        Fiscal Year         Fiscal Year         Fiscal Year
                          Ended                Ended               Ended
Name of Fund          March 31, 1997      March 31, 1998      March 31, 1999


Buffalo Balanced Fund      $444,591           $489,966             $479,600
Buffalo Equity Fund        $135,178           $293,680             $327,820
Buffalo High Yield Fund    $129,964           $329,029             $643,592
Buffalo Small Cap Fund       N/A                N/A                $67,847
Buffalo USA Global Fund    $146,590           $436,378             $396,233



From these management fees, Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund. The 1% annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund including investment advisory fees paid to Kornitzer Capital
Management, Inc.

Kornitzer Capital Management, Inc. was founded in 1989. It is a private investment research and advisory organization serving individual,
corporate and other institutional clients.   The following amounts were
paid to Kornitzer Capital Management, Inc. for its investment advisory services and are included in the amounts received by Jones & Babson, Inc.:


                        Fiscal Year       Fiscal Year         Fiscal Year
                           Ended             Ended               Ended
Name of Fund           March 31, 1997     March 31, 1998     March 31, 1999


Buffalo Balanced Fund      $222,268          $244,983             $188,206
Buffalo Equity Fund        $67,822           $146,840             $120,425
Buffalo High Yield Fund    $65,974           $164,514             $250,106
Buffalo Small Cap Fund       N/A                N/A               $17,407
Buffalo USA Global Fund    $73,332           $218,189             $152,185


Jones and Babson, Inc. also sponsors and manages, in association with its investment counsel, David L. Babson & Co. Inc., nine no-load funds comprising the Babson Mutual Fund Group. They are: David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc. Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc. and D.L. Babson Tax-Free Income Fund, Inc.

Jones & Babson, Inc. also sponsors eleven mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial Corporation. They are: UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Regional Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Capital Preservation Fund, Inc., UMB Scout Stock Select Fund, Inc. and UMB Scout WorldWide Select Fund, Inc.

Jones & Babson, Inc. also sponsors the AFBA Five Star Fund, Inc.

Certain officers and directors of the Fund are also officers or directors or both of other Buffalo Funds, Jones & Babson, Inc. or Kornitzer Capital Management, Inc. Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.P.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali. Kornitzer Capital Management, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management. Owners of 5% or more of Kornitzer Capital Management, Inc. are John C. Kornitzer, Kent W. Gasaway, Willard R. Lynch, Thomas W. Laming and Susan Stack.

Custodian. The Funds' assets are held for safe-keeping by an independent custodian, UMB Bank, n.a. This means UMB Bank, n.a., rather than Funds, has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds' investment management or administration. But, as directed by the Funds' officers, it delivers cash to those who have securities to a Fund in return for such securities, and to those who have purchased securities from a Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses. The custodian is compensated by the manager. There is no charge to the Funds.

Independent Auditors. The Funds' financial statements are audited by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the present auditor for the Funds.


DISTRIBUTIONS AND TAXES

Distributions of net investment income - A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains - A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on a Fund.

Information on the tax character of distributions - A Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be taxed as a regulated investment company - Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund generally pays no income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

Excise tax distribution requirements - To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

 Redemption of Fund shares - Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Buffalo Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations - Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations - If you are a corporate shareholder, you should note that the Funds anticipate that some percentage of the dividends they pay will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

FINANCIAL STATEMENTS

The audited financial statements of the Funds which are contained in the March 31, 1999, Annual Report to Shareholders are incorporated herein by reference.

Unaudited reports to shareholders will be published at least semiannually.


GENERAL INFORAMTION AND HISTORY

Each Fund is incorporated in the State of Maryland and registered as an investment company under the Investment Company Act of 1940. All shares issued by each Fund are of same class with like rights and privileges as other shares issued by the same Fund. Each full and fractional share, issued and outstanding, has (1) equal voting rights with respect to matters that affect the Funds, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - Shares of the Funds have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Funds will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Funds are Maryland corporations. Under Maryland law, a special meeting of shareholders of the Funds must be held if the Funds receive the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of a Fund.



FIXED INCOME SECURITIES
DESCRIBED AND RATINGS


Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa   Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1) evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4) liquidity;

(5) amount and quality of long-term debt;

(6) trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

PART C
OTHER INFORMATION

BUFFALO FUND GROUP
  Buffalo Balanced Fund, Inc.
  Buffalo Equity Fund, Inc.
  Buffalo High Yield Fund, Inc.
  Buffalo USA Global Fund, Inc.
  Buffalo Small Cap Fund, Inc.

ITEM 23.        EXHIBITS

              (a)(1)       Articles of Incorporation
                           Buffalo Balanced Fund, Inc.
                           filed and effective in
                           Maryland on January 25, 1994
                           are filed herewith as
                           Exhibit No. EX99.23(a)(1).

              (a)(2)       Artilces of Incorporaiton
                           Buffalo Equity Fund, Inc.
                           filed and effective in
                           Maryland on November 23, 1994
                           are filed herewith as
                           Exhibit No. EX99.23(a)(2).

              (a)(3)(i)    Articles of Incorporation
                           Buffalo High Yield Fund, Inc.
                           filed and effective in
                           Maryland on November 23, 1994
                           are filed herewith as
                           Exhibit No. EX99.23(a)(3)(i).

              (a)(3)(ii)   Articles of Amdendment
                           for Buffalo High Yield Fund, Inc.
                           filed and effective in
                           Maryland on May 11, 1995
                           are filed herewith as
                           Exhibit No. EX99.23(a)(3)(ii).

              (a)(4)       Articles of Incorporation
                           for Buffalo USA Global Fund, Inc.
                           filed and effective in
                           Maryland on November 23, 1994
                           are filed herewith as
                           Exhibit No. EX99.23(a)(4).

              (a)(5)       Articles of Incorporation
                           for Buffalo Small Cap Fund, Inc.
                           filed and effective in
                           Maryland on October 16, 1997
                           are filed herewith as
                           Exhibit No. EX99.23(a)(5).

              (b)(1)       Amdended and Restated By-Laws
                           dated November 30, 1996 for
                           Buffalo Balanced Fund, Inc.
                           Buffalo Equity Fund, Inc.
                           Buffalo High Yield Fund, Inc.
                           Buffalo USA Global Fund, Inc.
                           are filed herewith as
                           Exhibit No. EX99.23(b)(1).

              (b)(2)       By-Laws for
                           Buffalo Small Cap Fund, Inc.
                           are filed herewith as
                           Exhibit No. EX99.23(b)(2).

              (c)          Specimen copy of security
                           of the registrants
                           are filed herewith as
                           Exhibit No. EX99.23(c).

              (d)(1)(i)    Management Agreement
                           between Jones & Babson, Inc. and
                           Buffalo Balanced Fund, Inc.
                           dated August 12, 1994
                           is filed herewith as
                           Exhibit No. EX99.23(d)(1)(i).

              (d)(1)(ii)   Management Agreement
                           between Jones & Babson, Inc. and
                           Buffalo Equity Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(d)(1)(ii).

              (d)(1)(iii)  Management Agreement
                           between Jones & Babson, Inc. and
                           Buffalo High Yield Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(d)(1)(iii).

              (d)(1)(iv)   Management Agreement
                           between Jones & Babson, Inc. and
                           Buffalo USA Global Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(d)(1)(iv).

              (d)(1)(v)    Management Agreement
                           between Jones & Babson, Inc. and
                           Buffalo Small Cap Fund, Inc.
                           dated April 14, 1998
                           is filed herewith as
                           Exhibit No. EX99.23(d)(1)(v).

              (d)(2)(i)    Management Agreement
                           between Kornitzer Capital Management, Inc.
                           [sub-advisor] and
                           Buffalo Balanced Fund, Inc.
                           dated August 12, 1994
                           is filed herewith as
                           Exhibit No. EX99.23(d)(2)(i).

              (d)(2)(ii)   Management Agreement
                           between Kornitzer Capital Management, Inc.
                           [sub-advisor] and
                           Buffalo Equity Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(d)(2)(ii).

              (d)(2)(iii)  Management Agreement
                           between Kornitzer Capital Management, Inc.
                           [sub-advisor] and
                           Buffalo High Yield Fund, Inc.
                           dated April 14, 1998
                           is filed herewith as
                           Exhibit No. EX99.23(d)(2)(iii).

              (d)(2)(iv)   Management Agreement
                           between Kornitzer Capital Management, Inc.
                           [sub-advisor] and
                           Buffalo USA Global Fund, Inc.
                           dated April 14, 1998
                           is filed herewith as
                           Exhibit No. EX99.23(d)(2)(iv).

              (d)(2)(v)    Management Agreement
                           between Kornitzer Capital Management, Inc.
                           [sub-advisor] and
                           Buffalo Small Cap Fund, Inc.
                           dated April 14, 1998
                           is filed herewith as
                           Exhibit No. EX99.23(d)(2)(v).

              (e)(1)       Underwriting Agreement
                           between Jones & Babson, Inc. and
                           Buffalo Balanced Fund, Inc.
                           dated August 12, 1994
                           is filed herewith as
                           Exhibit No. EX99.23(e)(1).

              (e)(2)       Underwriting Agreement
                           between Jones & Babson, Inc. and
                           Buffalo Equity Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(e)(2).

              (e)(3)       Underwriting Agreement
                           between Jones & Babson, Inc. and
                           Buffalo High Yield Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(e)(3).

              (e)(4)       Underwriting Agreement
                           between Jones & Babson, Inc. and
                           Buffalo USA Global Fund, Inc.
                           dated May 19, 1995
                           is filed herewith as
                           Exhibit No. EX99.23(e)(4).

              (e)(5)       Underwriting Agreement
                           between Jones & Babson, Inc. and
                           Buffalo Small Cap Fund, Inc.
                           dated April 14, 1998
                           is filed herewith as
                           Exhibit No. EX99.23(e)(5).

              (f)          Not Applicable.

              (g)          Custodian Agreement
                           between UMB Bank, n.a. and
                           the Registrants is filed herewith as
                           Exhibit No. EX99.23(g).

             (h)           Transfer Agency Agreement
                           between Jones & Babson, Inc. and
                           the Registrants is filed herewith as
                           Exhibit No. EX99.23(h).

             (i) Opinion and Consent of Counsel as to the Legality of the Securities to be offered.*

             (j)(1)        Auditor Consent

             (j)(2)        Powers of Attorney for

                           Buffalo Balanced Fund, Inc.
                           Buffalo Equity Fund, Inc.
                           Buffalo High Yield Fund, Inc.
                           Buffalo USA Global Fund, Inc.
                           Buffalo Small Cap Fund, Inc.
                           is filed herewith as
                           Exhibit No. EX99.23(j)(2).

             (k)           Not Applicable.

             (l)           Not Applicable.

             (m)           Not Applicable.

             (n)           Not Applicable.

             (o)           Not Applicable.

*Previously filed and incorporated herein by reference.


ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                REGISTRANT:

                None.


ITEM 25.	INDEMNIFICATION:

		Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law;
provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

		(i)	by the Board of Directors by a majority vote of a
quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

		(ii)	if the required quorum is not obtainable or if a
quorum of such directors so directs, by independent legal counsel in a written opinion.

		No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:


ITEM 27.	PRINCIPAL UNDERWRITER:

	  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the:

               UMB Scout Stock Fund, Inc.
               UMB Scout WorldWide Fund, Inc.
               UMB Scout Regional Fund, Inc.
               UMB Scout Balanced Fund, Inc.
               UMB Scout Bond Fund, Inc.
               UMB Scout Capital Preservation Fund, Inc.
               UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
               UMB Scout Money Market Fund, Inc.
               UMB Scout Tax-Free Money Market Fund, Inc.

               David L. Babson Growth Fund, Inc.
               Babson Enterprise Fund, Inc.
               Babson Enterprise Fund II, Inc.
               D.L. Babson Money Market Fund, Inc.
               D.L. Babson Tax-Free Income Fund, Inc.
               D.L. Babson Bond Trust
               Babson Value Fund, Inc.
               Shadow Stock Fund, Inc.
               Babson-Stewart Ivory International Fund, Inc.

               Buffalo Balanced Fund, Inc.
               Buffalo Equity Fund, Inc.
               Buffalo USA Global Fund, Inc.
               Buffalo Balanced Fund, Inc.
               Buffalo Small Cap Fund, Inc.

               AFBA Five Star Fund, Inc.

               Investors Mark Series Fund, Inc.

	  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and                           Position and                 Positions and
Principal                          Offices with                 Offices with
Business Address                   Underwriter                  Registrant

Stephen S. Soden                   Chairman and                 Director
700 Karnes Blvd.                   Director
Kansas City, MO 64108-3306

Larry D. Armel                     President and                President and
700 Karnes Blvd.                   Director                     Director
Kansas City, MO 64108-3306

Giorgio Balzer                     Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert T. Rakich                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward S. Ritter                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert N. Sawyer                   Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon W. Voorhees                 Director                     None
700 Karnes Blvd.
Kansas City, MO 64108-3306

P. Bradley Adams                   Vice President               Vice President
700 Karnes Blvd.                   and Treasurer                and Treasurer
Kansas City, MO  64108-3306

Martin A. Cramer                   Vice President               Vice President
700 Karnes Blvd.                   and Secretary                and Secretary
Kansas City, MO  64108-3306

Rui M. Moura                       Vice President               None
700 Karnes Blvd.
Kansas City, MO  64108-3306

          (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the principal underwriting Agreement.


ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:

		Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.	MANAGEMENT SERVICES:

		There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.        UNDERTAKINGS:

		Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                        BUFFALO FUND GROUP

                          EXHIBIT INDEX

EXHIBIT ITEM                                    EXHIBIT NO.

Articles of Incorporation
  Buffalo Balanced Fund, Inc.                   EX99.23(a)(1)
  Buffalo Equity Fund, Inc.                     EX99.23(a)(2)
  Buffalo High Yield Fund, Inc.                 EX99.23(a)(3)(i)
  Buffalo High Yield Fund, Inc. (Amendment)     EX99.23(a)(3)(ii)
  Buffalo USA Global Fund, Inc.                 EX99.23(a)(4)
  Buffalo Small Cap Fund, Inc.                  EX99.23(a)(5)

Amended and Restated Bylaws
  Buffalo Balanced Fund, Inc.                   EX99.23(b)(1)
  Buffalo Equity Fund, Inc.                     EX99.23(b)(2)
  Buffalo High Yield Fund, Inc.                 EX99.23(b)(3)
  Buffalo USA Global Fund, Inc.                 EX99.23(b)(4)

Bylaws
  Buffalo Small Cap Fund, Inc.                  EX99.23(b)(5)

Specimen Security
  Buffalo Balanced Fund, Inc.                   EX99.23(c)(1)
  Buffalo Equity Fund, Inc.                     EX99.23(c)(2)
  Buffalo High Yield Fund, Inc.                 EX99.23(c)(3)
  Buffalo USA Global Fund, Inc.                 EX99.23(c)(4)
  Buffalo Small Cap Fund, Inc.                  EX99.23(c)(5)

Management Agreement
  Buffalo Balanced Fund, Inc.                   EX99.23(d)(1)(i)
  Buffalo Equity Fund, Inc.                     EX99.23(d)(1)(ii)
  Buffalo High Yield Fund, Inc.                 EX99.23(d)(1)(iii)
  Buffalo USA Global Fund, Inc.                 EX99.23(d)(1)(iv)
  Buffalo Small Cap Fund, Inc.                  EX99.23(d)(1)(v)

Management Agreement [Subadviser]
  Buffalo Balanced Fund, Inc.                   EX99.23(d)(2)(i)
  Buffalo Equity Fund, Inc.                     EX99.23(d)(2)(ii)
  Buffalo High Yield Fund, Inc.                 EX99.23(d)(2)(iii)
  Buffalo USA Global Fund, Inc.                 EX99.23(d)(2)(iv)
  Buffalo Small Cap Fund, Inc.                  EX99.23(d)(2)(v)

Underwriting Agreement
  Buffalo Balanced Fund, Inc.                   EX99.23(e)(1)
  Buffalo Equity Fund, Inc.                     EX99.23(e)(2)
  Buffalo High Yield Fund, Inc.                 EX99.23(e)(3)
  Buffalo USA Global Fund, Inc.                 EX99.23(e)(4)
  Buffalo Small Cap Fund, Inc.                  EX99.23(e)(5)

Custodian Agreement                             EX99.23(g)
  Buffalo Balanced Fund, Inc.
  Buffalo Equity Fund, Inc.
  Buffalo High Yield Fund, Inc.
  Buffalo USA Global Fund, Inc.
  Buffalo Small Cap Fund, Inc.

Form of Transfer Agency Agreement               EX99.23(h)
  Buffalo Balanced Fund, Inc.
  Buffalo Equity Fund, Inc.
  Buffalo High Yield Fund, Inc.
  Buffalo USA Global Fund, Inc.
  Buffalo Small Cap Fund, Inc.

Auditor Consent
  Buffalo Balanced Fund, Inc.                   EX99.23(j)(1)(i)
  Buffalo Equity Fund, Inc.                     EX99.23(j)(1)(ii)
  Buffalo High Yield Fund, Inc.                 EX99.23(j)(1)(iii)
  Buffalo USA Global Fund, Inc.                 EX99.23(j)(1)(iv)
  Buffalo Small Cap Fund, Inc.                  EX99.23(j)(1)(v)

Power of Attorney
  Buffalo Balanced Fund, Inc.                   EX99.23(j)(2)(i)
  Buffalo Equity Fund, Inc.                     EX99.23(j)(2)(ii)
  Buffalo High Yield Fund, Inc.                 EX99.23(j)(2)(iii)
  Buffalo USA Global Fund, Inc.                 EX99.23(j)(2)(iv)
  Buffalo Small Cap Fund, Inc.                  EX99.23(j)(2)(v)

Financial Data Schedule
  Buffalo Balanced Fund, Inc.                   EX27.1
  Buffalo Equity Fund, Inc.                     EX27.2
  Buffalo High Yield Fund, Inc.                 EX27.3
  Buffalo USA Global Fund, Inc.                 EX27.4
  Buffalo Small Cap Fund, Inc.                  EX27.5

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO BALANCED FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO EQUITY FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO HIGH YIELD FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO USA GLOBAL FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO SMALL CAP FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO BALANCED FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO EQUITY FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO HIGH YIELD FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO USA GLOBAL FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)

                                SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 28th day of May, 1999.

        BUFFALO SMALL CAP FUND, INC.

	By:  /s/ Larry D. Armel
	     Larry D. Armel
             President, Principal Executive Officer
             and Director

/s/ Larry D. Armel         President, Principal Executive    May 28, 1999
Larry D. Armel             Officer and Director

/s/ Thomas S. Case*        Director                          May 28, 1999
Thomas S. Case

/s/ Kent W. Gasaway*      Director                           May 28, 1999
Larry D. Armel

/s/ Francis C. Rood*       Director                          May 28, 1999
Francis C. Rood

/s/ William H. Russell*    Director                          May 28, 1999
William H. Russell

/s/ H. David Rybolt*       Director                          May 28, 1999
H. David Rybolt

/s/ Stephen S. Soden*      Director                          May 28, 1999
Stephen S. Soden

/s/ P. Bradley Adams       Treasurer and Principal           May 28, 1999
P Bradley Adams            Financial and Accounting
                           Officer

* By: /s/ Larry D. Armel
     Larry D. Armel, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)